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                                FIFTH THIRD FUNDS

                       Supplement dated August 15, 2001
       to the Statement of Additional Information dated December 1, 2000.

     This Supplement provides updated information regarding the reorganization of the Fifth Third Funds' investment advisor, a change in the Fifth Third Funds' valuation procedure, and updated information regarding the trustees and officers of the Funds. Please keep this Supplement and read it together with the Statement of Additional Information.

Reorganization of the Fifth Third Funds' Investment Advisor

On April 30, 2001, Fifth Third Bank reorganized its investment advisory division into Fifth Third Asset Management Inc., a separate, wholly owned subsidiary of Fifth Third Bank. Fifth Third Asset Management Inc. has succeeded Fifth Third Bank as the investment advisor to the Fifth Third Funds. The management and investment advisory personnel of Fifth Third Bank that provided investment management services to Fifth Third Funds continued to do so as the personnel of Fifth Third Asset Management Inc.

Under the section entitled "General Information About the Trust" on page 2 of the Statement of Additional Information the last paragraph is replaced in its entirety with the following:

The Trustees are responsible for managing the business and affairs of the Trust. All Funds are advised by Fifth Third Asset Management Inc. (the "Advisor"), except for the Pinnacle Fund, which is advised by Heartland Capital Management, Inc. ("Heartland"). Fifth Third Asset Management Inc. is a wholly owned subsidiary of Fifth Third Bank. Heartland is a wholly owned subsidiary of Fifth Third Bancorp. Morgan Stanley Dean Witter Investment Management Inc. serves as investment sub-advisor to the International Equity Fund. Fort Washington Investment Advisors, Inc. serves as investment sub-advisor to the Ohio Money Market Fund (collectively, the "Sub-advisors").

The information under the section entitled "Code of Ethics" on page 39 of the Statement of Additional Information is replaced in its entirety with the following:

Each of the Trust, Fifth Third Asset Management Inc., Heartland, Morgan Stanley Dean Witter Investment Management Inc., and Fort Washington Investment Advisors, Inc. as investment advisor or investment sub-advisor to one or more Funds, and BISYS Fund Services Limited Partnership ("BISYS"), as distributor of Fund shares, has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.

Under the section entitled "Investment Advisory Services" on page 41 of the Statement of Additional Information the first four paragraph are replaced in their entirety with the following:
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Fifth Third Asset Management Inc. serves as investment advisor to all Funds other than Pinnacle Fund. It provides investment advisory services through its Trust and Investment Division. The Trust's advisor to the Pinnacle Fund is Heartland. Fifth Third Asset Management Inc. is a wholly owned subsidiary of Fifth Third Bank. Heartland is a wholly-owned subsidiary of Fifth Third Bancorp.

Neither advisor shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Fifth Third Bank to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge by Fifth Third Asset Management Inc. or Heartland lending relationship, if any, with an issuer.

Advisory Fees

For its advisory services, Fifth Third Asset Management Inc. receives an annual investment advisory fee as described in the prospectus. The following shows all investment advisory fees incurred by the Funds and the amounts of those fees that were voluntarily waived or reimbursed by the predecessor advisor (Fifth Third Bank) for the fiscal years ended July 31, 2000, July 31, 1999, and July 31, 1998 (amounts in thousands).

Under the section entitled "Brokerage Transactions" on page 45 of the Statement of Additional Information the fifth paragraph is replaced in its entirety with the following:

Allocation of transactions, including their frequency, to various dealers is determined by Fifth Third Asset Management Inc., Heartland, and each Sub-Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The major consideration in allocating brokerage business is the assurance that best execution is being received on all transactions effected for all accounts. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in
Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by Fifth Third Asset Management Inc., Heartland, and each Sub-Adviser and does not reduce the advisory fees payable to Fifth Third Asset Management Inc., Heartland, or each Sub-Adviser. Such information may be useful to Fifth Third Asset Management Inc. or each Sub-Adviser in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Fifth Third Asset Management Inc., Heartland, or each Sub-Adviser in carrying out its obligations to the Funds.

Change in Valuation Procedure

         Under the section entitled "Determining Net Asset Value" on page 51 of the Statement of Additional Information, the fifth bullet point is deleted and replaced with the following:
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for short-term obligations, the last available quoted bid on the exchange or in the market where they are primarily traded or as provided by an independent pricing service except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

Trustees and Officers

         The information under the section entitled "Officers and Trustees" on page 23 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

     Albert E. Harris, 5905 Graves Road, Cincinnati, OH 45243. Birthdate: July 2, 1932. Chairman of the Board of Trustees of the Trust, formerly Chairman of the Board EDB Holdings, Inc. (retired July, 1993).

     Edward Burke Carey*, 394 East Town Street, Columbus, OH 43215. Birthdate:
     July 2, 1945. Member of the Board of Trustees, President of Carey Leggett Realty Advisors.

     J. Joseph Hale, Jr., 139 E. Fourth Street, 2900 AT, Cincinnati, OH 45202.
     Birthdate: September 11, 1949. Member of the Board of Trustees, President of The Cincinnati Gas & Electric Co., The Union Light Heat & Power Co., Vice-President, Corporate Communications Cinergy Corp, and President of Cinergy Foundation, Inc. (Formerly PSI Foundation)

     David J. Durham, 3212 Church Street, Cincinnati, Ohio 45244. Birthdate: May 10, 1945. Member of the Board of Trustees, President and Chief Executive Officer of Clipper Products, Inc. a wholesale distributor, 1997- present. Independent Contractor, 1995-1997.

     Jeffrey C. Cusick, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
     May 19, 1959. President of the Trust, and formerly the Vice President, Secretary and Treasurer of the Trust, employee of BISYS Fund Services, Inc.; from September 1993 to July 1995, Assistant Vice President, Federated Administrative Services.

     Rodney L. Ruehle, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
     April 26, 1968. Secretary of the Trust, and employee of BISYS Fund Services, Limited Partnership.

     Gary R. Tenkman, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
     September 16, 1970. Treasurer of the Trust, and employee of BISYS Fund Services, Limited Partnership.

     Karen L. Blair, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
     February 26, 1966. Assistant Secretary and Assistance Treasurer of the Trust, and employee of BISYS Fund Services, Limited Partnership.

*Considered to be an "interested person" of the Funds as defined in the 1940
Act.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE PROSPECTUS FOR FUTURE REFERENCE.